Gold Loan Payable and Gold in Trust (Details 1)	1 Months Ended	12 Months Ended
	Jan. 22, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
IfrsStatementLineItems [Line Items]
Gold in trust, amount		$ 955,781
Sale of gold in trust, amount			$ 818,360	$ 1,577,704
Gain on sale, amount			19,413	200,932
Change in fair value through profit & loss, amount		(35,775)	199,379	236,217
Foreign exchange difference, amount		(4,011)	(21,017)	$ (73,937)
Gold in trust, amount		$ 915,995	$ 955,781
Gold loan [member]
IfrsStatementLineItems [Line Items]
Gold in trust, opening balance	797	397	797
Gold in trust, amount	$ 1,576,366	$ 955,781	$ 1,576,366
Sale of gold in trust, ounces	(400)		(400)
Sale of gold in trust, amount	$ (818,360)		$ (818,360)
Gain on sale, amount	$ 19,413		19,413
Change in fair value through profit & loss, amount		(35,775)	199,379
Foreign exchange difference, amount		$ (4,011)	$ (21,017)
Gold in trust, ounces		397	397	797
Gold in trust, amount		$ 915,995	$ 955,781	$ 1,576,366